Segment information - Narrative (Details)	12 Months Ended
Dec. 31, 2025 Reporting_Segment operating_segment numberOfCeoAndCfo numberOfCo-founder
Disclosure of operating segments [abstract]
Number of co-founders | numberOfCo-founder	3
Number of CEO and CFO | numberOfCeoAndCfo	1
Number of reporting segments | Reporting_Segment	1
Number Of Operating Segments | operating_segment	1